INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF INCOME TAX BENEFIT EXPENSE

The Company is subject to U.S. federal, state, and local income taxes. The Components of income tax expense for the year ended December 31, 2025 are as follows:

Year Ended December 31,
2025
Current
Federal	$737
State	300
Total income taxes	$1,037

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The net deferred tax assets and liabilities consist of the following amounts at December 31, 2025 and 2024, in thousands:

	2025	2024
Deferred Tax Assets
Capital loss carryover	$140	$—
Net operating loss carryforwards	17,774	18,398
Intangible	462	530
Interest expense limitations	2,702	2,484
Other	60	47
Total deferred tax assets	21,138	21,459
Valuation Allowance	(20,699)	(21,738)
Total net deferred tax assets	439	(279)

Deferred Tax Liabilities
Property and equipment depreciation	(9)	(25)
flyExclusive investment	(16)	—
Installment sale deferred tax liability	(414)	—
Total deferred tax liabilities	(439)	(25)
Net deferred tax assets (liabilities)	$—	$(305)

SCHEDULE OF EFFECTIVE INCOME TAX RATE AS A PERCENTAGE OF INCOME BEFORE INCOME TAXES

The effective tax rate on income differed from the federal statutory rate of 21% for the years ended December 31, 2025 and 2024, for the following reasons:

	Year Ended December 31,
	2025		2024
U.S. Federal tax/(benefit) at statutory rate	$1,304	21.00%	$(8,500)	21.00%
State and local income taxes, net of federal income tax effects *	300	4.83%	$22	(0.05)%
Changes in valuation allowance	(1,108)	(17.84)%	$7,257	(17.93)%
Non-deductible items:
Other	117	1.89%	$714	(1.76)%
Convertible note fair value adjustment	424	6.83%	$—	—%
Effective income tax rate	$1,037	16.71%	$(507)	1.25%

*	State tax expense is primarily attributable to South Carolina and Florida, which represented approximately 83.7% and 13.5% respectively, of total state and local income tax expense for the period. State income tax expense attributable to all other jurisdictions was not individually material.

M2i Global Inc [Member]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The Company had deferred income tax assets as of the fiscal years ended November 30, 2025, and 2024, as follows:

	2025	2024
Deferred Tax Assets
Net operating loss carryforwards	$2,179,800	$1,270,500
Temporary differences	-	-
Permanent differences	-	-
Valuation allowance	(2,179,800)	(1,270,500)
Net deferred tax assets	$-	$-

SCHEDULE OF EFFECTIVE INCOME TAX RATE AS A PERCENTAGE OF INCOME BEFORE INCOME TAXES
	2025	2024
Federal tax statutory rate	21%	21%
Temporary differences	0%	0%
Permanent differences	0%	0%
Valuation Allowance	-21%	-21%
	0%	0%